UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30,1999

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  November 15, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 106,251


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Column 1  Colum  Column Colu         Colu        Colum  Colu         Colu
          n 2    3      mn 4         mn 5        n 6    mn 7         mn 8
Name of   Title         Valu  Shrs               Inves  Othe
Issuer    of     CUSIP  e     or     SH/P  Put/  tment  r     Sole   Shar  No
          Class         (x$1  prn    RN    Call  discr  Mana         ed    ne
                        000)  amt                etion  gers
Alcan     COM    013716 157   5,000  SH          SOLE         5,000
Aluminiu         105
m LTD
BCE Inc-  COM    05534B 248   5,000  SH          SOLE         5,000
Cad              109

Bank      COM    063671 522   15,00  SH          SOLE         15,00
Montreal         101          0                               0
Que
Cadillac  COM    126929 2,93  136,0  SH          SOLE         136,0
Fairview         207    6     00                              00
Corp
Checkers  WT     162809 4     94,96  SH          SOLE         94,96
Drive-In  EXP    115          3                               3
Restaura  12220
nts       0
Frontier  COM    359065 24,4  2,575  SH          SOLE         2,575
Airlines         109    65    ,300                            ,300
Inc New
Marvel    COM    57383M 1,12  207,1  SH          SOLE         207,1
Enterpri         108    6     38                              38
ses

Mountain  COM    62426E 4,75  3,800  SH          SOLE         3,800
Prov Mng         402    1     ,900                            ,900
Inc
Penn      COM    707832 22,8  2,686  SH          SOLE         2,686
Traffic   NEW    200    33    ,280                            ,280
Co

Premier   SB NT  74058F 6,76  12,85  SH          SOLE         12,85
Technolo  CV     AC6    8     0                               0
gies Inc  5.75%
          04
S3 Inc    SB NT  784849 10,5  11,75  SH          SOLE         11,75
          CV     AC5    16    0                               0
          5.75%
          03
Streamli  COM    863239 101   12,49  SH          SOLE         12,49
ne Com           109          9                               9
Inc
Toronto   COM    891160 484   25,00  SH          SOLE         25,00
Dominion  NEW    509          0                               0
BK Ont
Waste     COM    94106P 31,3  5,450  SH          SOLE         5,450
Sys Intl  NEW    209    40    ,533                            ,533
Inc

Grand                   106,  15,03
Total                   251   8,213



